Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	¥ 59,049	¥ 12,613	¥ 0	$ 9,266	$ 1,979
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	15,954	0		2,504
Liability for Uncertainty in Income Taxes, Noncurrent	15,954	0		2,504
Unrecognized Tax Benefits Setoff Against Deferred Tax Assets	43,095	¥ 12,613		6,762
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	¥ 0
Tax Withholding on Payment of Interest and Dividends to Non PRC Resident Enterprises [Member]
Income Tax Disclosure [Line Items]
Tax withholding rates on interest and dividend payments	10.00%	10.00%	10.00%
HK
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%	16.50%
Operating loss carryforwards	¥ 7,485,149			1,174,583
CN
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards	¥ 7,485,149			$ 1,174,583
CN | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate [Member]
Income Tax Disclosure [Line Items]
Income tax rate	15.00%